Reconciliation of Beginning and Ending Balances of Accumulated Postretirement Benefit Obligations and Fair Value of Plan Assets of U.S. Subsidiaries' Plans (Detail)
In Thousands, unless otherwise specified
				12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit USD ($)	Mar. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit JPY (¥)	Mar. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit JPY (¥)	Mar. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit JPY (¥)
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligations, beginning of year				$ 101,329	¥ 8,309,000	¥ 9,416,000
Service cost				2,659	218,000	227,000	231,000
Interest cost				5,317	436,000	452,000	528,000
Actuarial loss (gain)				9,695	795,000	(134,000)
Plan participants' contributions				24	2,000	2,000
Medicare Part D				695	57,000	55,000
Benefits paid				(7,951)	(652,000)	(728,000)
Foreign currency exchange rate change				(902)	(74,000)	(981,000)
Accumulated postretirement benefit obligations, end of year				110,866	9,091,000	8,309,000	9,416,000
Change in plan assets:
Fair value of plan assets, beginning of year				65,256	5,351,000	6,152,000
Actual return on plan assets				3,634	298,000	424,000
Employer's contributions				22,939	1,881,000	726,000
Plan participants' contributions				24	2,000	2,000
Benefits paid				(14,695)	(1,205,000)	(1,303,000)
Foreign currency exchange rate change				(268)	(22,000)	(650,000)
Fair value of plan assets, end of year				76,890	6,305,000	5,351,000	6,152,000
Funded status, end of year				(33,976)	(2,786,000)	(2,958,000)
Prepaid benefit cost				8,585	704,000	719,000
Other current liabilities				(451)	(37,000)	(38,000)
Accrued benefit liability	(618,110)	(50,685,000)	(48,027,000)	(42,110)	(3,453,000)	(3,639,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total				(33,976)	(2,786,000)	(2,958,000)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss				44,598	3,657,000	3,050,000
Prior service cost				6,622	543,000	551,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total				$ 51,220	¥ 4,200,000	¥ 3,601,000